STOCK OPTION PLANS (Details 3)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Weighted-average volatility	89.20%	108.00%	90.00%	108.00%
Weighted-average expected term	5 years	5 years	5 years	5 years
Expected dividends	0.00%	0.00%	0.00%	0.00%
Risk-free investment rate	1.65%	0.50%	2.00%	0.50%
Expected forfeiture rate			0.00%	0.00%